As filed with the Securities and Exchange Commission on July 8, 2016
File No.  33-53800
File No.  811-07324

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

PRE-EFFECTIVE AMENDMENT NO. [ ]

POST-EFFECTIVE AMENDMENT NO. [52]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. [53]

 CHESAPEAKE INVESTMENT TRUST
(Successor to the Gardner Lewis Investment Trust)
(Exact Name of Registrant as Specified in Charter)

285 Wilmington-West Chester Pike, Chadds Ford, PA  19317
(Address of Principal Executive Offices, Zip Code)

(513) 587-3400
(Registrant’s Telephone Number, including Area Code)

CT Corporation System
155 Federal Street, Suite 700
Boston, MA 02110
 (Name and Address of Agent for Service)

With a copy to:
Tina H. Bloom	John H. Lively
Ultimus Fund Solutions, LLC	The Law Offices of John H. Lively & Associates, Inc.
225 Pictoria Drive, Suite 450	A Member Firm of the 1940 Act Law GroupTM
Cincinnati, Ohio 45246	11300 Tomahawk Creek Parkway
Leawood, Kansas 66211

It is proposed that this filing will become effective:

[X ]	immediately upon filing pursuant to paragraph (b)

[ ]	on _______ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(i)

[ ]	on pursuant to paragraph (a)(i)

[ ]	75 days after filing pursuant to paragraph (a)(ii)

[ ]	on_______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 414 under the Securities Act of 1933, as amended (the "1933 Act") by this amendment to the Registration Statement on Form N-1A of the Gardner Lewis Investment Trust, a Massachusetts business trust, the Registrant, Chesapeake Investment Trust, a Delaware statutory trust, hereby adopts the Registration Statement of the Gardner Lewis Investment Trust under the 1933 Act and the Notification of Registration and the Registration Statement of the Gardner Lewis Investment Trust under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 52 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 51 filed June 29th, 2016 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 52 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chadds Ford and State of Pennsylvania, on the 8th  day of July, 2016.

Chesapeake Investment Trust
(Registrant)

/s/ W. Whitfield Gardner
W. Whitfield Gardner
Chairman of the Board of Trustees and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 52 to the Registration Statement has been signed below by the following persons in the capacities and on the 8th day of July 2016:

/s/ W. Whitfield Gardner	Chairman
W. Whitfield Gardner	and Chief
Executive
Officer

/s/ Theresa M. Bridge	Treasurer,
Theresa M. Bridge	Chief Financial
Officer and Principal
Accounting
Officer

*	Trustee
Theo H. Pitt, Jr.

*	Trustee
James H. Speed, Jr.

By: /s/ Tina H. Bloom
Tina H. Bloom, Attorney-in-Fact*

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase